                                                 Registration  Nos.: 2-15184
                                                                     811-881

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [x]

                  Pre-Effective Amendment No.                           [ ]
                  Post-Effective Amendment No. 124                      [x]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [x]

                  Amendment No. 65                                      [x]

                             LIBERTY FUNDS TRUST III

               (Exact Name of Registrant as Specified in Charter)

               One Financial Center, Boston, Massachusetts 02111

                    (Address of Principal Executive Offices)

                                 1-617-426-3750

              (Registrant's Telephone Number, including Area Code)


Name and Address of Agent for Service:          Copy to:

Jean S. Loewenberg, Esquire                     John M. Loder, Esquire
Liberty Funds Group                             Ropes & Gray
One Financial Center                            One International Place
Boston, Massachusetts 02111                     Boston, Massachusetts
02110-2624

It is proposed that this filing will become effective (check appropriate box):

[ ]  Immediately upon filing pursuant to paragraph (b).
[x]  On October 28, 2002 pursuant to paragraph (b).
[ ]  60 days after filing pursuant to paragraph (a) (1).
[ ]  On (date) pursuant to paragraph (a) (1) of Rule 485.
[ ]  75 days after filing pursuant to paragraph (a) (2).
[ ]  On (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

[x] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A and Part B of this Post-Effective Amendment No. 124 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (being Amendment No. 65 to the Registrant's Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended), are incorporated by reference to Part A and Part B, respectively, of Post-Effective Amendment No. 123 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (being Amendment No. 64 to the Registrant's Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended), as filed with the Securities and Exchange Commission on July 15, 2002 (Registration Nos. 2-15184 and 811-881; Accession No. 0000950135-02-003327)

PART C   OTHER INFORMATION

Liberty Intermediate Government Income Fund (LIGIF)
Liberty High Quality Bond Fund (LHQBF)
Liberty Corporate Bond Fund (LCBF)

Item 23. Exhibits:

(a)(1)   Amendment No. 3 to the Agreement and Declaration of Trust (3)

(a)(2)   Amendment No. 4 to the Agreement and Declaration of Trust (4)

(a)(3)   Amendment No. 5 to the Agreement and Declaration of Trust (11)

(b)      By-laws, as amended (14)

(c)      Form of Specimen of share certificate - filed as Exhibit 4 in Part C,
         Item 24(b) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty Funds Trust IV, (File Nos. 2-62492 and 811-2865), filed with the Commission on or about March 21, 1997, and is hereby incorporated by reference and made a part of this Registration Statement.

(d)(1)   Form of Management Agreement (LIGIF)*

(d)(2)   Form of Management Agreement (LHQBF)*

(d)(3)   Form of Management Agreement (LCBF)*

(e)(1) Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit 6.(a) in Part C, Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

(e)(2) Appendix 1 to the Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc.*

(e)(3) 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit 6.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on From N-1A of Liberty Funds Trust VI (File Nos. 33-45117 & 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

(e)(4) Appendix 1 to the 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc.*

(e)(5) Form of Selling Agreement with Liberty Funds Distributor, Inc. - filed as Exhibit 6.(b) in Part C, Item 24(b) of Post-Effective

         Amendment No. 49 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about November 20, 1998, and is hereby incorporated by reference and made a part of this Registration Statement

(e)(6)   Form of Asset Retention Agreement - filed as Exhibit 6(d) in Part C,
         Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

(e)(7)   Shareholder Services Plan*

(e)(8)   Class T Shares Servicing Agreement*

(f)      Not Applicable

(g) Custodian Contract between Registrant and State Street Bank and Trust Company dated October 10, 2001 - filed as Exhibit (g) in Part C, Item 23(b) of Post-Effective Amendment No. 56 to the Registration Statement of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001 and is hereby incorporated by reference and made a part of this Registration Statement

(h)(1)   Shareholders' Servicing and Transfer Agent Agreement*

(h)(2) Pricing and Bookkeeping Agreement with Colonial Management Associates, Inc.*

(h)(3)   Administration Agreement with Fleet Investment Advisors, Inc.*

(h)(4)   Agreement and Plan of Reorganization (LIGIF)*

(h)(5)   Agreement and Plan of Reorganization (LHQBF)*

(h)(6)   Agreement and Plan of Reorganization (LCBF)*

(i)      Opinion and Consent of Counsel*

(j)      Consent of Independent Auditors*

(k)      Not Applicable

(l)      Not Applicable

(m)      Rule 12b-1 Distribution Plan*

(n)      Not Applicable

(o)      Plan pursuant to Rule 18f-3(d) under the Investment Company Act of
         1940*

(p)(1) Code of Ethics of Colonial Management Associates, Inc., the Funds and Liberty Funds Distributor, Inc., as revised December 18, 2001 - filed as Exhibit (p) in Part C, Item 23 of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty-Stein Roe Funds Income Trust (File Nos. 33-02633 and 811-4552), filed with the Commission on or about January 29, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

(p)(2)   Code of Ethics of Fleet Investment Advisors Inc. - filed as Exhibit
         (p)(2) in Part C, Item 23 of Post Effective Amendment No. 27 to the Registration Statement on Form N-1A of Galaxy Fund II (File Nos. 33-33617 and 811-06051), filed with the Commission on or about May 31, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

Power of Attorney for: Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, Salvatore Macera, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Joseph R. Palombo, Thomas E. Stitzel, Thomas C. Theobald and Anne-Lee Verville - filed in Part C, Item 23 of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about February 28, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

Not all footnote references apply to this Amendment.

         (1) Incorporated by reference to Post-Effective Amendment No. 94 to Form N-1A filed on or about July 28, 1995.

         (2) Incorporated by reference to Post-Effective Amendment No. 96 to Form N-1A filed on or about February 28, 1996.

         (3) Incorporated by reference to Post-Effective Amendment No. 97 to Form N-1A filed on or about February 13, 1997.

         (4) Incorporated by reference to Post-Effective Amendment No. 104 to Form N-1A filed on or about October 30, 1998.

         (5) Incorporated by reference to Post-Effective Amendment No. 101 to Form N-1A filed on or about July 24, 1998.

         (6) Incorporated by reference to Post-Effective Amendment No. 102 to Form N-1A filed on or about September 17, 1998.

         (7) Incorporated by reference to Post-Effective Amendment No. 103 to Form N-1A filed on or about October 19, 1998.

         (8) Incorporated by reference to Post-Effective Amendment No. 107 to Form N-1A filed on or about December 31, 1998.

         (9) Incorporated by reference to Post-Effective Amendment No. 109 to Form N-1A filed on or about March 1, 1999.

         (10) Incorporated by reference to Post-Effective Amendment No. 110 to Form N-1A filed on or about August 12, 1999.

         (11) Incorporated by reference to Post-Effective Amendment No. 113 to Form N-1A filed on or about February 17, 2000.

         (12) Incorporated by reference to Post-Effective Amendment No. 115 to Form N-1A filed on or about October 4, 2000.

         (13) Incorporated by reference to Post-Effective Amendment No. 117 to Form N-1A filed on or about December 22, 2000.

         (14) Incorporated by reference to Post-Effective Amendment No. 120 to Form N-1A filed on or about December 21, 2001.

         *        To be filed by amendment.

Item 24. Persons Controlled by or under Common Group Control with Registrant

         None

Item 25. Indemnification

         See Article VIII of Amendment No. 3 to the Agreement and Declaration of Trust filed as Exhibit 1 hereto.

Item 26. Business and Other Connections of Investment Adviser

         Fleet Investment Advisors Inc. ("Fleet") is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

         The list required by this Item 26 of officers and directors of Fleet, together with information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by Fleet pursuant to the Advisers Act (SEC File No. 801-20312).

Item 27. Principal Underwriter

(a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter.

(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 20.

(1)                 (2)                   (3)

                    Position and Offices  Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------
Abusheery, Greg        V.P.                  None

Aldi, Andrew           V.P.                  None

Anderson, Judith       V.P.                  None

Antone, Louis E.       V.P.                  None

Ash, James             V.P.                  None

Babbitt, Debra         Sr. V.P. and          None
                       Comp. Officer

Banks, Keith           Director              President

Bartlett, John         Managing Director     None

Blakeslee, James       Sr. V.P.              None

Blumenfeld, Alexander  V.P.                  None

Bozek, James           Sr. V.P.              None

Brown, Beth            Sr. V.P.              None

Campbell, Patrick      V.P.                  None

Carinio, Angela        V.P.                  None

Claiborne, Doug        V.P.                  None

Climer, Quentin        V.P.                  None

Conley, Brook          V.P.                  None

Cook, Edward           V.P.                  None

Costello, Matthew      V.P.                  None

Couto, Scott           V.P.                  None

Davey, Cynthia         Sr. V.P.              None

Denny, Jeffrey         V.P.                  None

Desilets, Marian       V.P.                  Asst. Sec

Devaney, James         Sr. V.P.              None

DiMaio, Stephen        V.P.                  None

Downey, Christopher    V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Erickson, Cynthia G.   Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Feldman, David         Managing Director     None

Feloney, Joseph        Sr. V.P.              None

Ferullo, Jeanne        V.P.                  None

Fisher, James          V.P.                  None

Ford, David            V.P.                  None

Fragasso, Philip       Managing Director     None

Gentile, Russell       V.P.                  None

Goldberg, Matthew      Sr. V.P.              None

Grace, Anthony         V.P.                  None

Gubala, Jeffrey        V.P.                  None

Guenard, Brian         V.P.                  None

Hartnett, Kelly        V.P.                  None

Helwig, Kevin          V.P.                  None

Hodgkins, Joseph       Sr. V.P.              None

Hussey, Robert         Managing Director     None

Iudice, Jr., Philip    Treasurer and CFO     None

Jackson, Lyman         V.P.                  None

Jarstfer, Marlys       V.P.                  None

Johnston, Kenneth      V.P.                  None

Jones, Cynthia         V.P.                  None

Kelley, Terry M.       V.P.                  None

Lewis, Blair           V.P.                  None

Loewenberg, Jean       Clerk                 Secretary

Lynch, Andrew          Managing Director     None

Lynn, Jerry            V.P.                  None

Marcelonis, Sheila     V.P.                  None

Marsh, Curtis          Sr. V.P.              None

Martin, Peter          Sr. V.P.              None

McCombs, Gregory       Sr. V.P.              None

Menchin, Catherine     Sr. V.P.              None

Miller, Anthony        V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

Nickodemus, Paul       V.P.                  None

O'Shea, Kevin          Managing Director     None

Palombo, Joseph R.     Director and Chief    Trustee and
                       Operating Officer     Chairman of the Board

Piken, Keith           Sr. V.P.              None

Ratto, Gregory         V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Ross, Gary             Sr. V.P.              None

Santosuosso, Louise    Sr. V.P.              None

Schug, Derek           V.P.                  None

Schulman, David        Sr. V.P.              None

Scully-Power, Adam     V.P.                  None

Sellers, Gregory       V.P.                  None

Shea, Terence          V.P.                  None

Sideropoulos, Lou      Sr. V.P.              None

Sinatra, Peter         V.P.                  None

Smith, Darren          V.P.                  None

Soares, Jeffrey        V.P.                  None

Soester, Trisha        V.P.                  None

Sprieck, Susan         V.P.                  None

Studer, Eric           V.P.                  None

Sullivan, Paul         V.P.                  None

Sweeney, Maureen       V.P.                  None

Tambone, James         CEO; Co-President;    None
                       Director

Tasiopoulos, Lou       Co-President;         None
                       Director

Torrisi, Susan         V.P.                  None

Tufts, Peter           V.P.                  None

Wagner, Rebecca        V.P.                  None

Waldron, Thomas        V.P.                  None

Warfield, James        V.P.                  None

Wess, Valerie          Sr. V.P.              None

White, John            V.P.                  None

Yates, Susan           V.P.                  None

Young, Deborah         Sr. V.P.              None

* The address for each individual is One Financial Center, Boston, MA 02111.

Item 28. Location of Accounts and Records

         Person maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary; Registrant's investment adviser and/or administrator, Colonial Management Associates, Inc.; Registrant's principal underwriter, Liberty Funds Distributor, Inc.; Registrant's transfer and dividend disbursing agent, Liberty Funds Services, Inc.; and the Registrant's custodian, State Street Bank and Trust Company (State Street). The address for each person except the Registrant's custodian is One Financial Center, Boston, MA 02111. The address for State Street is 225 Franklin Street, Boston, MA 02110.

Item 29. Management Services

         See Item 5, Part A and Item 13, Part B

Item 30. Undertakings

                  Not Applicable

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Liberty Funds Trust III is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by the Trust's Trustees as trustees and not individually and the obligations of or arising out of the instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Liberty Funds Trust III, certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment No. 124 to its Registration Statement under the Securities Act of 1933 and the Post-Effective Amendment No. 65 under the Investment Company Act of 1940, to be signed in this City of Boston in The Commonwealth of Massachusetts on this 27th day of September, 2002.

                             LIBERTY FUNDS TRUST III



                                      By: /s/ KEITH T. BANKS
                                          ------------------
                                          Keith T. Banks
                                          President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                 TITLE                      DATE
----------                 -----                      ----



/s/ KEITH T. BANKS         President (chief           September 27, 2002
------------------------   executive officer)
Keith T. Banks


/s/ J. KEVIN CONNAUGHTON   Treasurer                  September 27, 2002
------------------------   (principal financial
J. Kevin Connaughton       officer)


/s/ VICKI BENJAMIN         Controller and             September 27, 2002
------------------------   Chief Accounting Officer
Vicki Benjamin             (principal accounting
                           officer)

DOUGLAS A. HACKER*              Trustee
-----------------
Douglas A. Hacker


JANET LANGFORD KELLY*           Trustee
--------------------
Janet Langford Kelly


RICHARD W. LOWRY*               Trustee                  */s/ RUSSELL R. KANE
----------------                                         --------------------
Richard W. Lowry                                              Russell R. Kane
                                                              Attorney-in-fact
                                                              For each Trustee
SALVATORE MACERA*               Trustee                       September 27, 2002
----------------
Salvatore Macera


WILLIAM E. MAYER*               Trustee
----------------
William E. Mayer


DR. CHARLES R. NELSON*          Trustee
---------------------
Dr. Charles R. Nelson


JOHN J. NEUHAUSER*              Trustee
-----------------
John J. Neuhauser


JOSEPH R. PALOMBO*              Trustee
-----------------
Joseph R. Palombo


THOMAS E. STITZEL*              Trustee
-----------------
Thomas E. Stitzel


THOMAS C. THEOBALD*             Trustee
------------------
Thomas C. Theobald


ANNE-LEE VERVILLE*              Trustee
-----------------
Anne-Lee Verville